American Funds® Strategic Bond Fund
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 96.46% Mortgage-backed obligations 36.03% Federal agency mortgage-backed obligations 30.71%	Principal amount (000)	Value (000)
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	USD2,975	$2,480
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	42,810	34,179
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	28,963	22,184
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	8,777	6,790
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	7,493	5,996
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	29,850	23,790
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	138,554	115,157
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	45,632	38,023
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	5,523	4,602
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	11,452	8,862
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	4,366	3,638
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	10,402	8,313
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,996	6,662
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,089	875
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,087	874
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	1,071	861
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	523	420
Fannie Mae Pool #BT8154 4.00% 5/1/2052[1]	6,558	5,847
Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	5,077	4,529
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	12,180	10,866
Fannie Mae Pool #CB4548 4.00% 9/1/2052[1]	9,210	8,209
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	27,002	24,820
Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]	— [2]	— [2]
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	27,843	25,599
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,622	5,011
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,802	4,536
Fannie Mae Pool #MA5054 4.00% 6/1/2053[1]	6,190	5,517
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	79	78
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	49	48
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	35	35
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	67,789	62,303
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	22,669	21,407
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	21,145	19,434
Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	121,685	108,447
Fannie Mae Pool #CB7076 4.00% 9/1/2053[1]	73,155	65,189
Fannie Mae Pool #CB7075 4.00% 9/1/2053[1]	60,436	53,880
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	16,688	15,338
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	132,814	118,352
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	3,162	2,635
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	9,544	7,383
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	13,253	10,592
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	987	795
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	15,747	13,113
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	529	426
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	20,011	17,848
American Funds Strategic Bond Fund — Page 1 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	USD7,068	$6,503
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	127,387	113,538
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	33,562	30,853
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	8,069	7,418
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	4,826	4,436
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	11,043	9,844
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	47,099	43,295
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	3,221	2,961
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	3,732	3,327
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	38,225	36,114
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	74	70
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,782	7,353
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	206	194
Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	132,355	117,943
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	3,275	3,010
Freddie Mac Pool #SD8338 4.00% 6/1/2053[1]	81,601	72,716
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	2,518	2,378
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	487	482
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	466	461
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	301	298
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	211	210
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	32,621	30,804
Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	78,885	70,295
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	24,842	22,829
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]	24,762	20,015
Government National Mortgage Assn. 2.50% 10/1/2053[1,3]	15,466	12,643
Government National Mortgage Assn. 4.00% 10/1/2053[1,3]	28,569	25,742
Government National Mortgage Assn. 4.00% 11/1/2053[1,3]	133,900	120,735
Uniform Mortgage-Backed Security 2.00% 10/1/2053[1,3]	30,045	22,860
Uniform Mortgage-Backed Security 3.50% 10/1/2053[1,3]	310,000	266,624
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,3]	76,820	68,400
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,3]	111,500	110,045
Uniform Mortgage-Backed Security 2.00% 11/1/2053[1,3]	350,000	266,574
Uniform Mortgage-Backed Security 2.50% 11/1/2053[1,3]	284,873	226,507
Uniform Mortgage-Backed Security 3.00% 11/1/2053[1,3]	245,874	203,643
Uniform Mortgage-Backed Security 4.50% 11/1/2053[1,3]	1,162,313	1,067,603
Uniform Mortgage-Backed Security 5.00% 11/1/2053[1,3]	1,522,345	1,436,831
Uniform Mortgage-Backed Security 6.00% 11/1/2053[1,3]	83,500	82,371
		5,413,868
Commercial mortgage-backed securities 3.51%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[1,4]	17,059	16,019
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[1,4]	3,591	3,023
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.466% 11/15/2055[1,4]	2,000	1,774
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 5/15/2053[1,4]	1,500	1,226
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[1,5]	375	268
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.986% 7/15/2049[1,4]	2,500	2,158
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028[1,4]	2,910	2,953
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1,4]	2,288	2,111
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[1,4]	5,000	3,431
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.937% 11/15/2032[1,4]	2,000	1,594
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.937% 11/15/2032[1,4]	1,111	986
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.623% 12/15/2052[1,4]	2,994	2,140
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.327% 8/15/2055[1,4]	1,750	1,451
American Funds Strategic Bond Fund — Page 2 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,4]	USD1,873	$1,722
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[1,4]	512	427
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.625% 3/15/2056[1,4]	3,004	2,968
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.625% 3/15/2056[1,4]	2,094	1,948
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.773% 8/15/2056[1,4]	2,234	2,185
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.773% 8/15/2056[1,4]	1,480	1,285
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[1,4]	2,818	2,632
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.145% 9/15/2060[1,4]	989	792
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[1,4]	1,905	1,419
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[1,4]	1,451	1,009
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[1,4]	4,215	2,914
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 3/15/2064[1,4]	750	591
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064[1,4]	727	536
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[1]	5,750	4,057
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]	500	467
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,5]	800	735
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,4,5]	1,830	1,674
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.251% 3/15/2037[1,4,5]	667	618
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[1]	3,564	3,107
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[1,4]	2,054	1,700
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[1,4]	5,194	4,395
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[1,4]	721	666
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[1,4]	2,451	2,095
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1,4]	1,411	1,238
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.434% 2/15/2051[1,4]	1,975	1,643
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[1,4]	1,500	1,212
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[1]	500	340
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.593% 5/15/2055[1,4]	2,407	1,614
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[1,4]	3,995	3,925
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[1,4]	2,475	2,287
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[1,4]	2,500	1,997
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[1,4]	3,995	3,837
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[1,4]	1,998	1,623
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,498	1,474
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[1,4]	2,644	2,456
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[1,4]	4,087	3,154
BMO Mortgage Trust, Series 2023-C4, Class B, 5.592% 2/15/2056[1,4]	948	820
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[1,4]	1,561	1,526
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[1,4]	665	603
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,4]	41,374	42,037
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,4]	2,804	2,764
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,4]	1,075	996
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1,4]	1,030	1,007
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[1,4,5]	589	587
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.651% 5/15/2039[1,4,5]	7,449	7,362
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.473% 6/15/2027[1,4,5]	3,000	3,005
BX Trust, Series 2021-MFM1, Class B, (1-month USD CME Term SOFR + 1.064%) 6.397% 1/15/2034[1,4,5]	4,542	4,458
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.335% 9/15/2034[1,4,5]	4,900	4,735
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 7.034% 9/15/2034[1,4,5]	1,041	1,000
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[1,4,5]	22,871	22,281
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.397% 9/15/2036[1,4,5]	5,810	5,624
American Funds Strategic Bond Fund — Page 3 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.097% 9/15/2036[1,4,5]	USD1,660	$1,587
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.447% 9/15/2036[1,4,5]	2,820	2,695
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.744% 10/15/2036[1,4,5]	14,919	14,453
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.093% 10/15/2036[1,4,5]	14,940	14,421
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.342% 10/15/2036[1,4,5]	3,450	3,300
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.171% 4/15/2037[1,4,5]	3,474	3,369
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.317% 6/15/2038[1,4,5]	4,043	3,947
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.547% 6/15/2038[1,4,5]	4,337	4,225
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.847% 6/15/2038[1,4,5]	11,259	10,937
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.297% 11/15/2038[1,4,5]	2,030	1,994
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.697% 11/15/2038[1,4,5]	10,285	10,071
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.947% 11/15/2038[1,4,5]	2,354	2,299
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.297% 11/15/2038[1,4,5]	4,865	4,728
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.644% 11/15/2038[1,4,5]	695	674
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.322% 2/15/2039[1,4,5]	3,712	3,631
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 7.172% 2/15/2039[1,4,5]	1,000	983
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.293% 2/15/2039[1,4,5]	5,670	5,440
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.422% 2/15/2039[1,4,5]	6,500	6,319
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[1,4,5]	4,154	4,158
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.281% 8/15/2039[1,4,5]	4,087	4,092
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.029% 8/15/2039[1,4,5]	4,361	4,366
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 10.025% 8/15/2039[1,4,5]	6,981	6,994
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.992% 10/15/2039[1,4,5]	1,964	1,968
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.542% 10/15/2039[1,4,5]	1,244	1,247
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.392% 10/15/2039[1,4,5]	338	339
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.508% 6/15/2040[1,4,5]	2,500	2,500
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.106% 6/15/2040[1,4,5]	6,500	6,492
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,5]	1,302	1,061
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,5]	2,250	1,842
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4,5]	2,968	2,476
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.424% 3/15/2035[1,4,5]	2,985	2,957
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.521% 3/15/2035[1,4,5]	9,692	9,589
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.482% 9/15/2028[1,4,5]	2,875	2,891
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,4,5]	13,524	13,194
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4,5]	5,926	5,497
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[1,4,5]	980	929
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.572% 7/10/2028[1,4,5]	2,522	2,351
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[1,4]	3,666	3,246
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.566% 2/10/2048[1,4]	5,640	5,141
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.276% 4/10/2048[1,4]	2,500	2,276
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[1,4]	2,300	1,940
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,4]	675	478
COMM Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,4,5]	415	297
Commercial Mortgage Trust, Series 2014-CR14, Class AM, 4.526% 2/10/2047[1,4]	1,678	1,610
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[1]	195	191
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 12/10/2047[1]	655	606
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.581% 12/10/2047[1,4]	232	197
Commercial Mortgage Trust, Series 2013-CR11, Class C, 4.828% 8/10/2050[1,4,5]	45	43
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.798% 11/15/2048[1,4]	1,827	1,644
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,5]	3,320	2,683
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	24,515	24,484
American Funds Strategic Bond Fund — Page 4 of 40

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,5]	USD30,927	$28,924
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.527% 7/15/2038[1,4,5]	3,990	3,960
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.827% 7/15/2038[1,4,5]	3,641	3,601
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.147% 7/15/2038[1,4,5]	4,659	4,596
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.697% 7/15/2038[1,4,5]	9,636	9,496
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[1,4]	2,477	2,400
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[1,4]	1,361	1,234
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 4.095% 12/10/2036[1,4,5]	6,500	6,144
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,4,5]	1,545	1,472
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,5,6]	2,434	2,423
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD CME Term SOFR + 2.047%) 7.151% 12/15/2036[1,4,5]	2,212	2,183
GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[1,4]	240	226
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[1,4]	116	103
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.855% 5/10/2049[1,4]	1,503	1,340
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.553% 7/10/2051[1,4]	5,000	3,405
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[1]	100	77
Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.54% 5/15/2038[1,4,5]	1,000	977
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]	3,000	2,737
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]	300	278
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 8.076% 10/15/2039[1,4,5]	818	816
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.825% 10/15/2039[1,4,5]	1,091	1,084
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.618% 8/15/2037[1,4,5]	1,970	1,975
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 9.017% 8/15/2037[1,4,5]	780	782
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[1,4]	1,601	1,551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	3,928	3,160
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	4,338	3,242
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,5]	7,669	5,441
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,5]	11,522	8,874
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[1,4,5]	1,856	1,831
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.02% 8/15/2046[1,4]	1,812	1,803
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 5.074% 10/15/2046[1,4]	1,000	997
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.222% 2/15/2047[1,4]	304	297
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[1,4]	298	286
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	6,108	5,697
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	967	904
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,4]	1,016	951
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[1,4]	1,231	1,205
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[1,4]	1,132	1,007
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.179% 3/25/2050[1,4,5]	2,030	1,985
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.315% 11/25/2051[1,4,5]	4,000	3,824
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	2,800	2,589
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032[1,5]	1,000	884
OPG Trust, Series 2021-PORT, Class D, (1-month USD CME Term SOFR + 1.245%) 6.578% 10/15/2036[1,4,5]	982	947
American Funds Strategic Bond Fund — Page 5 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.597% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	USD2,000	$1,821
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	21,061	16,468
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.373% 7/15/2036[1,4,5]	10,450	10,207
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.776% 11/15/2038[1,4,5]	5,813	5,682
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 7.025% 11/15/2038[1,4,5]	250	243
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.332% 1/15/2039[1,4,5]	2,030	1,979
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.282% 1/15/2039[1,4,5]	8,500	8,162
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 8.033% 1/15/2039[1,4,5]	2,000	1,899
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,4]	1,961	1,842
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,4]	3,989	3,777
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.447% 10/15/2050[1,4]	4,000	3,326
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[1]	1,451	1,240
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[1,4]	365	319
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[1]	2,500	1,762
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[1,4]	4,000	3,601
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.11% 1/15/2059[1,4]	2,745	2,452
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[1,4]	2,000	1,759
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[1,4,5]	3,293	3,301
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,4,5]	490	483
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,4,5]	1,242	1,225
		618,789
Collateralized mortgage-backed obligations (privately originated) 1.81%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	8,093	7,335
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,5]	4,187	3,669
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	7,614	6,641
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	28,540	25,716
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,5]	3,693	3,538
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,5]	8,100	7,535
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,5]	3,738	3,593
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,5]	2,597	2,315
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,5]	3,690	3,568
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,5]	1,663	1,583
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,5]	1,663	1,565
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,5,6]	3,780	3,324
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.829% 1/25/2024[1,4]	1,465	1,479
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.329% 11/25/2024[1,4]	1,600	1,657
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.429% 9/25/2028[1,4]	825	867
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1EB1, (30-day Average USD-SOFR + 1.364%) 6.679% 7/25/2029[1,4]	415	416
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 11.179% 7/25/2029[1,4]	490	551
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, (30-day Average USD-SOFR + 4.464%) 9.779% 4/25/2031[1,4,5]	3,742	3,973
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.065% 5/25/2042[1,4,5]	925	949
American Funds Strategic Bond Fund — Page 6 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.715% 12/25/2042[1,4,5]	USD9,365	$9,531
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.865% 5/25/2043[1,4,5]	1,016	1,065
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[1,5]	1,000	883
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	5,288	5,491
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	858	891
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	969	926
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.729% 10/25/2027[1,4]	639	647
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.129% 4/25/2028[1,4]	1,615	1,690
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.079% 10/25/2028[1,4]	1,660	1,744
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.429% 12/25/2028[1,4]	181	192
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, (30-day Average USD-SOFR + 3.914%) 9.229% 3/25/2029[1,4]	419	438
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.615% 2/25/2042[1,4,5]	3,230	3,224
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.315% 4/25/2042[1,4,5]	8,151	8,213
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.215% 4/25/2042[1,4,5]	3,000	3,071
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.515% 5/25/2042[1,4,5]	234	237
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.665% 5/25/2042[1,4,5]	2,050	2,129
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.265% 6/25/2042[1,4,5]	3,267	3,353
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.815% 6/25/2042[1,4,5]	1,000	1,076
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.465% 9/25/2042[1,4,5]	1,111	1,123
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.015% 9/25/2042[1,4,5]	3,344	3,511
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 13.579% 7/25/2049[1,4,5]	4,324	4,815
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.129% 1/25/2050[1,4,5]	1,216	1,217
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.279% 2/25/2050[1,4,5]	1,338	1,341
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.779% 6/25/2050[1,4,5]	4,740	5,939
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.529% 6/27/2050[1,4,5]	12,153	13,167
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.429% 7/25/2050[1,4,5]	2,222	2,790
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.429% 8/25/2050[1,4,5]	15,950	17,808
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.429% 8/25/2050[1,4,5]	5,454	7,015
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.909% 10/25/2050[1,4,5]	1,476	1,491
American Funds Strategic Bond Fund — Page 7 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.609% 10/25/2050[1,4,5]	USD2,000	$2,585
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[1,4,5]	1,425	1,219
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,4,5]	1,801	1,786
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,4,5]	8,837	8,788
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,5,6]	2,856	2,836
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	3,136	3,034
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	2,387	2,214
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[1,4,5]	1,498	1,253
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.953% 11/25/2058[1,4,5]	1,000	816
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.334% 5/25/2055[1,4,5]	4,286	4,269
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, (1-month USD CME Term SOFR + 1.165%) 6.484% 5/25/2055[1,4,5]	472	470
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,4,5]	8,370	6,843
Towd Point Mortgage Trust, Series 2015-1, Class B1, 4.308% 10/25/2053[1,4,5]	300	265
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.204% 3/25/2054[1,4,5]	3,000	2,859
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.117% 4/25/2056[1,4,5]	3,500	3,013
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.192% 4/25/2057[1,4,5]	2,000	1,688
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.579% 6/25/2057[1,4,5]	1,000	784
Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25% 10/25/2057[1,4,5]	440	379
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.754% 12/25/2058[1,4,5]	3,388	2,529
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 12/26/2058[1,4,5]	2,550	2,056
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,4,5]	3,000	2,496
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	24,714	21,862
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[1,5]	2,500	2,477
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	7,752	7,648
VM Fund I, LLC 8.625% 1/15/2028[5,7]	50,780	50,019
		319,480
Total mortgage-backed obligations		6,352,137
Corporate bonds, notes & loans 25.53% Financials 6.20%
AerCap Ireland Capital DAC 5.75% 6/6/2028	6,856	6,703
AerCap Ireland Capital DAC 3.30% 1/30/2032	22,152	17,618
AerCap Ireland Capital DAC 3.85% 10/29/2041	12,312	8,746
AG Issuer, LLC 6.25% 3/1/2028[5]	2,500	2,337
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	4,190	4,219
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	9,355	8,386
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	3,000	2,793
American Express Co. 4.05% 5/3/2029	7,963	7,415
American International Group, Inc. 5.125% 3/27/2033	7,774	7,240
Aon Corp. 5.35% 2/28/2033	8,754	8,401
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.03% 8/2/2029[4,8]	3,535	3,376
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[5]	5,250	5,163
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	15,000	12,532
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	20,000	19,224
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	11,400	8,605
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[6]	10,482	8,243
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	16,500	12,511
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]	17,544	16,149
American Funds Strategic Bond Fund — Page 8 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of Montreal 2.65% 3/8/2027	USD30,000	$27,008
Bank of Nova Scotia (The) 2.45% 2/2/2032	18,471	14,329
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	20,000	14,931
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	7,975	6,581
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]	7,300	7,147
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	14,000	13,732
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	6,344	6,042
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	12,000	11,335
Charles Schwab Corp. (The) 2.45% 3/3/2027	17,425	15,530
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	8,613	8,199
Chubb INA Holdings, Inc. 2.85% 12/15/2051	8,089	5,018
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	4,375	4,176
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	3,724	2,971
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	12,513	9,692
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	8,085	6,395
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	3,777	3,439
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	14,875	14,841
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	8,300	7,937
CME Group, Inc. 2.65% 3/15/2032	25,000	20,389
Coinbase Global, Inc. 3.375% 10/1/2028[5]	11,300	8,153
Coinbase Global, Inc. 3.625% 10/1/2031[5]	46,125	30,667
Commonwealth Bank of Australia 2.688% 3/11/2031[5]	6,975	5,313
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	5,280	4,622
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	5,100	4,164
Corebridge Financial, Inc. 3.85% 4/5/2029	7,945	7,143
Corebridge Financial, Inc. 3.90% 4/5/2032	9,251	7,795
Corebridge Financial, Inc. 4.35% 4/5/2042	2,597	1,969
Corebridge Financial, Inc. 4.40% 4/5/2052	17,189	12,610
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	12,525	11,671
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	9,425	8,526
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]	2,676	2,695
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	4,275	4,252
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]	9,300	8,412
Discover Financial Services 6.70% 11/29/2032	4,055	3,923
Fidelity National Information Services, Inc. 3.10% 3/1/2041	1,446	960
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	3,220	3,183
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	9,340	8,250
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	1,070	972
Goldman Sachs Group, Inc. 2.60% 2/7/2030	7,915	6,487
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	17,185	13,431
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[6]	40,000	30,893
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[6]	8,858	6,011
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	4,855	3,352
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[5]	14,000	14,037
Hightower Holding, LLC 6.75% 4/15/2029[5]	3,380	2,906
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]	20,000	17,661
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[6]	1,479	1,137
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	8,521	6,604
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]	9,000	8,299
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]	40,611	39,722
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	12,600	12,112
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	1,564	1,342
American Funds Strategic Bond Fund — Page 9 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Huarong Finance 2019 Co., Ltd. (3-month USD CME Term SOFR + 1.512%) 6.812% 2/24/2025[4]	USD2,993	$2,809
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	3,056	2,884
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	2,702	2,437
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	1,072	941
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	476	412
HUB International, Ltd. 5.625% 12/1/2029[5]	7,300	6,366
HUB International, Ltd. 7.25% 6/15/2030[5]	12,781	12,772
Intercontinental Exchange, Inc. 2.65% 9/15/2040	5,700	3,736
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	9,875	8,128
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	10,000	9,420
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	15,750	14,295
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]	11,000	10,440
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	7,480	7,212
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	15,040	11,645
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	3,600	2,237
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	5,000	4,464
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	4,250	4,154
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	7,309	5,754
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	3,159	2,813
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	4,629	4,354
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	5,529	5,327
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	8,070	7,767
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	17,686	13,339
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]	3,765	3,423
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[6]	17,391	17,499
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	16,036	15,134
Nasdaq, Inc. 5.95% 8/15/2053	889	831
Nasdaq, Inc. 6.10% 6/28/2063	1,409	1,312
National Australia Bank, Ltd. 2.99% 5/21/2031[5]	17,000	13,218
Navient Corp. 9.375% 7/25/2030	16,000	15,796
Navient Corp. 5.625% 8/1/2033	8,350	6,070
New York Life Global Funding 4.55% 1/28/2033[5]	5,893	5,409
NFP Corp. 6.875% 8/15/2028[5]	3,685	3,161
Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,500	2,517
Oxford Finance, LLC 6.375% 2/1/2027[5]	6,055	5,634
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	18,000	17,480
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]	370	356
Progressive Corp. 2.50% 3/15/2027	20,000	18,176
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	20,807	18,987
Toronto-Dominion Bank (The) 2.00% 9/10/2031	20,000	15,237
Travelers Companies, Inc. 2.55% 4/27/2050	361	211
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	5,597	5,272
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	9,000	7,930
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	30,404	28,699
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	10,225	8,934
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[5,6]	8,030	7,849
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[5,6]	5,375	3,864
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[6]	1,650	1,533
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	15,571	14,862
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	20,000	16,175
American Funds Strategic Bond Fund — Page 10 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]	USD7,985	$7,230
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	17,317	13,573
Westpac Banking Corp. 1.953% 11/20/2028	7,248	6,137
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[5,9]	16,031	1,763
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[5,9]	12,775	6,356
		1,092,961
Health care 3.23%
AbbVie, Inc. 2.60% 11/21/2024	3,616	3,487
AbbVie, Inc. 3.20% 11/21/2029	1,207	1,066
Amgen, Inc. 3.00% 2/22/2029	600	534
Amgen, Inc. 4.05% 8/18/2029	16,075	14,929
Amgen, Inc. 5.25% 3/2/2030	11,990	11,719
Amgen, Inc. 4.20% 3/1/2033	14,000	12,456
Amgen, Inc. 5.25% 3/2/2033	31,086	29,731
Amgen, Inc. 4.875% 3/1/2053	4,975	4,142
Amgen, Inc. 5.65% 3/2/2053	20,474	19,176
Amgen, Inc. 5.75% 3/2/2063	12,500	11,542
AstraZeneca Finance, LLC 1.75% 5/28/2028	3,050	2,613
AstraZeneca PLC 3.375% 11/16/2025	3,600	3,455
AthenaHealth Group, Inc. 6.50% 2/15/2030[5]	10,000	8,376
Avantor Funding, Inc. 4.625% 7/15/2028[5]	5,785	5,280
Banner Health 2.913% 1/1/2051	10,000	6,048
Bausch Health Americas, Inc. 9.25% 4/1/2026[5]	6,930	6,278
Bausch Health Americas, Inc. 8.50% 1/31/2027[5]	700	356
Bausch Health Companies, Inc. 5.00% 2/15/2029[5]	5,100	1,961
Baxter International, Inc. 2.272% 12/1/2028	5,032	4,246
Baxter International, Inc. 2.539% 2/1/2032	8,938	6,924
Baxter International, Inc. 3.132% 12/1/2051	12,537	7,471
Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	4,897
Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	14,862
Centene Corp. 2.45% 7/15/2028	24,165	20,436
Centene Corp. 3.00% 10/15/2030	3,625	2,928
Centene Corp. 2.625% 8/1/2031	6,580	5,048
Cigna Group (The) 2.375% 3/15/2031	1,713	1,369
CVS Health Corp. 1.75% 8/21/2030	1,865	1,436
CVS Health Corp. 5.25% 2/21/2033	16,580	15,715
CVS Health Corp. 5.30% 6/1/2033	8,385	7,947
CVS Health Corp. 5.625% 2/21/2053	12,500	11,247
CVS Health Corp. 5.875% 6/1/2053	4,000	3,702
CVS Health Corp. 6.00% 6/1/2063	3,074	2,826
Elevance Health, Inc. 4.75% 2/15/2033	6,892	6,419
Elevance Health, Inc. 5.125% 2/15/2053	2,920	2,581
Endo DAC 6.875% 10/15/2024[5]	625	439
Endo DAC 6.00% 6/30/2028[5,10]	4,300	312
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[5]	2,725	1,940
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	15,000	14,982
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	15,000	14,892
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	2,825	2,873
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	884
HCA, Inc. 3.625% 3/15/2032	5,028	4,170
Medline Borrower, LP 3.875% 4/1/2029[5]	5,000	4,232
Medline Borrower, LP 5.25% 10/1/2029[5]	8,000	6,924
Organon & Co. 4.125% 4/30/2028[5]	5,545	4,823
American Funds Strategic Bond Fund — Page 11 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Owens & Minor, Inc. 6.625% 4/1/2030[5]	USD16,825	$14,952
Par Pharmaceutical, Inc. 7.50% 4/1/2027[5]	3,000	2,142
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	13,154	12,439
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	18,379
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,115	11,266
Radiology Partners, Inc. 9.25% 2/1/2028[5]	665	264
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[4,8]	1,148	871
Roche Holdings, Inc. 1.93% 12/13/2028[5]	23,675	20,225
Roche Holdings, Inc. 2.607% 12/13/2051[5]	9,473	5,673
RP Escrow Issuer, LLC 5.25% 12/15/2025[5]	13,350	9,704
Summa Health 3.511% 11/15/2051	9,945	6,456
Sutter Health 1.321% 8/15/2025	6,000	5,501
Sutter Health 5.164% 8/15/2033	9,905	9,516
Team Health Holdings, Inc. 6.375% 2/1/2025[5]	1,475	1,139
Tenet Healthcare Corp. 5.125% 11/1/2027	4,100	3,820
Tenet Healthcare Corp. 4.375% 1/15/2030	15,000	12,921
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	3,462	3,448
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,300	6,512
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	14,245	13,088
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	3,833
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	14,735
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	10,251
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	9,335
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	5,000	3,136
UnitedHealth Group, Inc. 5.30% 2/15/2030	7,300	7,258
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,378
UnitedHealth Group, Inc. 4.20% 5/15/2032	4,599	4,199
UnitedHealth Group, Inc. 5.35% 2/15/2033	12,935	12,803
UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	9,357
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,503	3,842
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,336
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,601
		570,054
Energy 2.94%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[5]	2,990	2,119
Apache Corp. 4.625% 11/15/2025	5,395	5,190
Apache Corp. 4.25% 1/15/2030	495	440
Apache Corp. 5.10% 9/1/2040	2,350	1,869
Apache Corp. 4.75% 4/15/2043	11,335	8,269
Apache Corp. 5.35% 7/1/2049	1,665	1,277
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,341	3,000
BP Capital Markets America, Inc. 2.721% 1/12/2032	25,000	20,301
Callon Petroleum Co. 7.50% 6/15/2030[5]	7,005	6,801
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,000	1,866
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,358
Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,084
Cenovus Energy, Inc. 5.25% 6/15/2037	197	177
Cenovus Energy, Inc. 5.40% 6/15/2047	212	182
Cheniere Energy Partners, LP 4.00% 3/1/2031	4,790	4,100
Cheniere Energy Partners, LP 5.95% 6/30/2033[5]	25,000	24,143
Chesapeake Energy Corp. 5.50% 2/1/2026[5]	1,800	1,743
Chesapeake Energy Corp. 5.875% 2/1/2029[5]	1,550	1,460
Chevron Corp. 2.236% 5/11/2030	3,290	2,744
American Funds Strategic Bond Fund — Page 12 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 3.078% 5/11/2050	USD1,181	$793
Civitas Resources, Inc. 8.375% 7/1/2028[5]	12,575	12,811
Civitas Resources, Inc. 8.75% 7/1/2031[5]	9,090	9,297
CNX Resources Corp. 7.375% 1/15/2031[5]	3,079	3,022
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[5]	3,145	3,078
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	3,214	3,174
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[5]	2,903	2,835
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[5]	2,708	2,640
Comstock Resources, Inc. 5.875% 1/15/2030[5]	3,015	2,613
Continental Resources, Inc. 2.875% 4/1/2032[5]	5,739	4,301
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	3,045	3,112
Crestwood Midstream Partners, LP 7.375% 2/1/2031[5]	1,885	1,922
CrownRock, LP 5.00% 5/1/2029[5]	6,165	5,783
DT Midstream, Inc. 4.375% 6/15/2031[5]	9,905	8,340
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[5]	7,285	7,929
Ecopetrol SA 4.625% 11/2/2031	220	168
Ecopetrol SA 8.875% 1/13/2033	15,765	15,411
Enbridge Energy Partners, LP 5.875% 10/15/2025	155	155
Energean Israel Finance, Ltd. 5.875% 3/30/2031[5]	2,765	2,407
Energy Transfer, LP 2.90% 5/15/2025	3,201	3,042
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	2,848	2,624
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,11]	2,700	2,162
EQM Midstream Partners, LP 6.00% 7/1/2025[5]	7,200	7,095
EQM Midstream Partners, LP 6.50% 7/1/2027[5]	3,620	3,538
EQM Midstream Partners, LP 4.50% 1/15/2029[5]	2,555	2,277
EQM Midstream Partners, LP 4.75% 1/15/2031[5]	2,850	2,456
EQT Corp. 6.125% 2/1/2025[6]	1,107	1,104
EQT Corp. 3.90% 10/1/2027	2,500	2,314
EQT Corp. 5.00% 1/15/2029	980	922
EQT Corp. 3.625% 5/15/2031[5]	3,015	2,554
Equinor ASA 3.70% 4/6/2050	1,217	890
Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,023
Exxon Mobil Corp. 3.452% 4/15/2051	1,229	861
Gray Oak Pipeline, LLC 2.60% 10/15/2025[5]	4,442	4,097
Hilcorp Energy I, LP 5.75% 2/1/2029[5]	1,285	1,162
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	2,700	2,438
Hilcorp Energy I, LP 6.00% 2/1/2031[5]	865	764
Hilcorp Energy I, LP 6.25% 4/15/2032[5]	4,550	4,051
Kinder Morgan, Inc. 5.20% 6/1/2033	4,016	3,717
Kinder Morgan, Inc. 3.25% 8/1/2050	3,345	1,992
Leviathan Bond, Ltd. 6.75% 6/30/2030[5]	3,245	2,996
Magellan Midstream Partners, LP 3.95% 3/1/2050	12,500	8,381
Marathon Oil Corp. 4.40% 7/15/2027	1,175	1,106
Modec Finance BV 7.84% 7/15/2026[7,12]	9,000	8,923
MPLX, LP 1.75% 3/1/2026	5,933	5,382
MPLX, LP 2.65% 8/15/2030	6,409	5,179
MPLX, LP 4.95% 9/1/2032	9,163	8,350
Murphy Oil Corp. 5.875% 12/1/2027	1,965	1,909
MV24 Capital BV 6.748% 6/1/2034	15,192	13,416
MV24 Capital BV 6.748% 6/1/2034[5]	1,206	1,065
Neptune Energy Bondco PLC 6.625% 5/15/2025[5]	2,775	2,751
New Fortress Energy, Inc. 6.50% 9/30/2026[5]	6,985	6,439
American Funds Strategic Bond Fund — Page 13 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Operating, LLC 7.50% 2/1/2026[5]	USD12,925	$12,795
NGPL PipeCo, LLC 3.25% 7/15/2031[5]	5,000	3,982
Noble Finance II, LLC 8.00% 4/15/2030[5]	1,850	1,876
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	4,475	4,514
Occidental Petroleum Corp. 6.125% 1/1/2031	12,000	11,840
Occidental Petroleum Corp. 6.45% 9/15/2036	12,000	11,796
Occidental Petroleum Corp. 6.60% 3/15/2046	12,000	11,805
ONEOK, Inc. 4.55% 7/15/2028	130	123
ONEOK, Inc. 4.35% 3/15/2029	230	212
ONEOK, Inc. 3.10% 3/15/2030	1,788	1,497
ONEOK, Inc. 5.80% 11/1/2030	2,126	2,083
ONEOK, Inc. 6.05% 9/1/2033	15,811	15,543
ONEOK, Inc. 4.95% 7/13/2047	402	318
ONEOK, Inc. 5.20% 7/15/2048	4,988	4,088
ONEOK, Inc. 7.15% 1/15/2051	2,610	2,641
ONEOK, Inc. 6.625% 9/1/2053	15,539	15,234
Petroleos Mexicanos 6.875% 10/16/2025	25,000	23,968
Petroleos Mexicanos 4.50% 1/23/2026	2,188	1,956
Petroleos Mexicanos 6.70% 2/16/2032	11,544	8,580
Petrorio Luxembourg SARL 6.125% 6/9/2026[5]	6,090	5,886
Pioneer Natural Resources Co. 1.90% 8/15/2030	6,555	5,147
Range Resources Corp. 4.75% 2/15/2030[5]	1,340	1,191
Southwestern Energy Co. 8.375% 9/15/2028	1,035	1,069
Southwestern Energy Co. 5.375% 3/15/2030	8,780	8,010
Southwestern Energy Co. 4.75% 2/1/2032	2,200	1,891
Sunoco, LP 4.50% 5/15/2029	2,595	2,280
Transocean Aquila, Ltd. 8.00% 9/30/2028[5]	3,915	3,918
Transocean, Inc. 8.00% 2/1/2027[5]	5,000	4,818
Transocean, Inc. 8.75% 2/15/2030[5]	3,607	3,692
Transocean, Inc. 6.80% 3/15/2038	5,000	3,811
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	10,796	10,309
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	3,970	3,262
Venture Global LNG, Inc. 8.125% 6/1/2028[5]	12,500	12,386
Venture Global LNG, Inc. 8.375% 6/1/2031[5]	12,500	12,301
Western Midstream Operating, LP 3.10% 2/1/2025[6]	1,532	1,467
Western Midstream Operating, LP 4.05% 2/1/2030[6]	1,101	964
Western Midstream Operating, LP 5.25% 2/1/2050[6]	2,539	1,981
		518,128
Consumer discretionary 2.58%
1011778 B.C. Unlimited Liability Co. 5.75% 4/15/2025[5]	3,200	3,179
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,613	1,959
Affinity Interactive 6.875% 12/15/2027[5]	3,000	2,547
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	20,000	15,618
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	4,720	3,940
Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	1,915	1,431
Amazon.com, Inc. 1.00% 5/12/2026	20,000	17,988
Amazon.com, Inc. 2.10% 5/12/2031	20,000	16,049
Amazon.com, Inc. 3.10% 5/12/2051	10,000	6,606
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,865	2,464
Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	3,495	2,900
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	3,605	2,998
AutoNation, Inc. 3.85% 3/1/2032	15,000	12,206
BMW US Capital, LLC 3.90% 4/9/2025[5]	5,300	5,167
American Funds Strategic Bond Fund — Page 14 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
BMW US Capital, LLC 3.45% 4/1/2027[5]	USD8,625	$8,087
BMW US Capital, LLC 2.55% 4/1/2031[5]	2,600	2,114
Booking Holdings, Inc. 4.625% 4/13/2030	4,000	3,799
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,122
Boyd Gaming Corp. 4.75% 6/15/2031[5]	9,565	8,151
Caesars Entertainment, Inc. 6.25% 7/1/2025[5]	2,795	2,759
Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	9,991	9,732
Carnival Corp. 5.75% 3/1/2027[5]	11,000	9,967
Carnival Corp. 4.00% 8/1/2028[5]	11,000	9,547
Carnival Corp. 6.00% 5/1/2029[5]	14,555	12,432
Carnival Corp. 7.00% 8/15/2029[5]	3,470	3,425
Carnival Corp. 10.50% 6/1/2030[5]	1,975	2,036
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	24,000	23,417
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	7,775	6,609
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	7,835	6,116
Everi Holdings, Inc. 5.00% 7/15/2029[5]	5,750	4,956
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	5,000	4,243
Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	15,000	12,244
Ford Motor Credit Co., LLC 5.125% 6/16/2025	4,175	4,045
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	6,986
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,307
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	8,915
Ford Motor Credit Co., LLC 2.90% 2/10/2029	5,725	4,705
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	2,913
General Motors Co. 6.80% 10/1/2027	1,882	1,921
Grand Canyon University 3.25% 10/1/2023	2,750	2,747
Grand Canyon University 4.375% 10/1/2026	10,000	9,550
Grand Canyon University 5.125% 10/1/2028	7,000	6,377
Grupo Axo, SAPI de CV 5.75% 6/8/2026[5]	4,450	3,947
Hanesbrands, Inc. 9.00% 2/15/2031[5]	2,000	1,909
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[4,8]	2,831	2,781
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	4,485	3,775
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,403	2,956
Home Depot, Inc. 2.95% 6/15/2029	1,435	1,279
Jacobs Entertainment, Inc. 6.75% 2/15/2029[5]	5,305	4,714
Marriott International, Inc. 5.75% 5/1/2025	129	129
Marriott International, Inc. 2.85% 4/15/2031	13,790	11,126
McDonald’s Corp. 4.60% 9/9/2032	2,857	2,690
McDonald’s Corp. 4.95% 8/14/2033	2,233	2,131
McDonald’s Corp. 3.625% 9/1/2049	979	690
McDonald’s Corp. 4.20% 4/1/2050	2,259	1,756
McDonald’s Corp. 5.15% 9/9/2052	2,620	2,351
MercadoLibre, Inc. 2.375% 1/14/2026	4,255	3,888
MGM Resorts International 6.75% 5/1/2025	3,500	3,485
Mohegan Gaming & Entertainment 8.00% 2/1/2026[5]	18,582	17,123
NCL Corp., Ltd. 5.875% 3/15/2026[5]	5,600	5,177
NCL Corp., Ltd. 5.875% 2/15/2027[5]	3,805	3,622
NCL Corp., Ltd. 7.75% 2/15/2029[5]	4,880	4,535
Nordstrom, Inc. 4.25% 8/1/2031	6,000	4,358
Party City Holdings, Inc. 8.75% 2/15/2026[5,10]	8,080	1,252
Party City Holdings, Inc. 6.625% 8/1/2026[5,10]	560	4
Party City Holdings, Inc., Term Loan DIP, 15.31% 11/16/2023[4,8]	1,402	1,451
Premier Entertainment Sub, LLC 5.625% 9/1/2029[5]	15,000	11,568
Premier Entertainment Sub, LLC 5.875% 9/1/2031[5]	15,000	11,079
American Funds Strategic Bond Fund — Page 15 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[5]	USD16,160	$14,833
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	5,000	4,589
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	11,931	12,385
Sally Holdings, LLC 5.625% 12/1/2025	5,600	5,463
Sands China, Ltd. 5.65% 8/8/2028	3,250	3,061
Scientific Games Holdings, LP 6.625% 3/1/2030[5]	5,195	4,487
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,536
Universal Entertainment Corp. 8.75% 12/11/2024[5]	5,500	5,862
Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]	5,490	4,806
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	5,229	4,970
		455,042
Utilities 2.01%
AEP Transmission Co., LLC 3.65% 4/1/2050	725	516
AES Corp. 2.45% 1/15/2031	7,500	5,774
AES Panama Generation Holdings SRL 4.375% 5/31/2030[5]	2,824	2,403
Alabama Power Co. 3.94% 9/1/2032	15,000	13,236
Alabama Power Co. 3.00% 3/15/2052	13,130	7,959
Alfa Desarrollo SpA 4.55% 9/27/2051[5]	5,858	4,010
Alliant Energy Finance, LLC 3.60% 3/1/2032[5]	6,800	5,631
Consumers Energy Co. 3.60% 8/15/2032	5,148	4,468
Consumers Energy Co. 4.625% 5/15/2033	14,550	13,560
Consumers Energy Co. 3.10% 8/15/2050	4,648	3,008
Consumers Energy Co. 2.65% 8/15/2052	1,597	926
DTE Electric Co. 3.65% 3/1/2052	5,750	4,051
DTE Energy Co. 3.00% 3/1/2032	9,475	7,848
Duke Energy Corp. 5.75% 9/15/2033	12,000	11,793
Duke Energy Corp. 6.10% 9/15/2053	8,000	7,770
Duke Energy Florida, LLC 5.95% 11/15/2052	2,850	2,803
Edison International 4.125% 3/15/2028	2,165	1,996
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[6]	10,000	8,572
Electricité de France SA 6.90% 5/23/2053[5]	7,156	7,115
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	9,825	10,260
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,11]	350	337
Entergy Louisiana, LLC 4.75% 9/15/2052	650	536
Exelon Corp. 4.10% 3/15/2052	750	543
FirstEnergy Corp. 2.65% 3/1/2030	3,712	3,030
Florida Power & Light Co. 5.05% 4/1/2028	8,525	8,422
Florida Power & Light Co. 5.10% 4/1/2033	10,525	10,193
Florida Power & Light Co. 5.30% 4/1/2053	5,000	4,648
Georgia Power Co. 4.95% 5/17/2033	6,375	5,982
MidAmerican Energy Co. 5.35% 1/15/2034	2,325	2,296
MidAmerican Energy Co. 5.85% 9/15/2054	7,750	7,649
Northern States Power Co. 5.10% 5/15/2053	402	361
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	7,150	6,598
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	97
Pacific Gas and Electric Co. 2.95% 3/1/2026	355	327
Pacific Gas and Electric Co. 3.30% 3/15/2027	144	130
Pacific Gas and Electric Co. 3.30% 12/1/2027	304	269
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	9,833
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	129
Pacific Gas and Electric Co. 4.55% 7/1/2030	15,281	13,516
American Funds Strategic Bond Fund — Page 16 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.50% 2/1/2031	USD11,399	$8,680
Pacific Gas and Electric Co. 3.25% 6/1/2031	28,176	22,418
Pacific Gas and Electric Co. 6.40% 6/15/2033	24,575	23,711
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,250	9,693
Pacific Gas and Electric Co. 6.75% 1/15/2053	2,560	2,403
PG&E Corp. 5.00% 7/1/2028	1,995	1,809
PG&E Corp. 5.25% 7/1/2030	1,485	1,292
Public Service Company of Colorado 2.70% 1/15/2051	1,794	1,006
Southern California Edison Co. 2.85% 8/1/2029	1,100	950
Southern California Edison Co. 2.75% 2/1/2032	16,975	13,588
Southern California Edison Co. 3.60% 2/1/2045	1,009	692
Southern California Edison Co. 3.65% 2/1/2050	930	630
Southern California Edison Co. 3.45% 2/1/2052	25,000	15,976
Southern California Gas Co. 2.55% 2/1/2030	875	725
Southern Co. (The) 5.70% 3/15/2034	8,800	8,628
Talen Energy Supply, LLC 8.625% 6/1/2030[5]	12,341	12,662
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	4,855	4,091
Virginia Electric & Power 2.30% 11/15/2031	4,100	3,205
Virginia Electric & Power 2.40% 3/30/2032	10,250	8,000
Virginia Electric & Power 2.45% 12/15/2050	8,041	4,320
WEC Energy Group, Inc. 5.15% 10/1/2027	4,100	4,034
Xcel Energy, Inc. 4.60% 6/1/2032	4,275	3,883
Xcel Energy, Inc. 5.45% 8/15/2033	3,175	3,033
		354,024
Communication services 2.00%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN823,210	46,061
AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,164
AT&T, Inc. 2.25% 2/1/2032	5,000	3,765
AT&T, Inc. 3.50% 9/15/2053	22,215	13,738
CCO Holdings, LLC 4.75% 3/1/2030[5]	2,200	1,849
CCO Holdings, LLC 4.25% 2/1/2031[5]	13,500	10,760
CCO Holdings, LLC 4.75% 2/1/2032[5]	20,000	16,022
CCO Holdings, LLC 4.50% 6/1/2033[5]	7,875	6,034
CCO Holdings, LLC 4.25% 1/15/2034[5]	8,725	6,433
Consolidated Communications, Inc. 5.00% 10/1/2028[5]	2,800	2,083
DISH Network Corp. 11.75% 11/15/2027[5]	10,125	10,215
Embarq Corp. 7.995% 6/1/2036	1,250	706
Gray Escrow II, Inc. 5.375% 11/15/2031[5]	2,650	1,738
Lamar Media Corp. 4.875% 1/15/2029	3,600	3,264
Meta Platforms, Inc. 3.85% 8/15/2032	45,000	39,946
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	17,826
Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]	5,810	4,699
Netflix, Inc. 3.625% 6/15/2025[5]	2,225	2,149
Netflix, Inc. 4.875% 4/15/2028	15,250	14,792
Netflix, Inc. 5.875% 11/15/2028	15,466	15,592
Netflix, Inc. 6.375% 5/15/2029	275	284
Netflix, Inc. 5.375% 11/15/2029[5]	1,050	1,026
Netflix, Inc. 4.875% 6/15/2030[5]	1,535	1,455
News Corp. 3.875% 5/15/2029[5]	3,725	3,207
News Corp. 5.125% 2/15/2032[5]	3,825	3,346
Nexstar Media, Inc. 4.75% 11/1/2028[5]	6,000	4,973
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	7,600	6,495
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	10,575	8,020
American Funds Strategic Bond Fund — Page 17 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings, Ltd. 3.68% 4/22/2041	USD2,304	$1,595
Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	14,410	8,308
Tencent Holdings, Ltd. 3.24% 6/3/2050	6,816	3,930
Tencent Holdings, Ltd. 3.84% 4/22/2051	19,747	12,621
Tencent Holdings, Ltd. 3.84% 4/22/2051[5]	2,135	1,365
T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	15,892
T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,465
T-Mobile USA, Inc. 3.40% 10/15/2052	7,214	4,510
Univision Communications, Inc. 6.625% 6/1/2027[5]	7,100	6,620
Univision Communications, Inc. 8.00% 8/15/2028[5]	5,485	5,323
Univision Communications, Inc. 4.50% 5/1/2029[5]	6,750	5,503
Univision Communications, Inc. 7.375% 6/30/2030[5]	2,050	1,876
Verizon Communications, Inc. 2.55% 3/21/2031	8,188	6,524
Verizon Communications, Inc. 3.55% 3/22/2051	20,000	13,172
Verizon Communications, Inc. 3.875% 3/1/2052	7,500	5,285
VZ Secured Financing BV 5.00% 1/15/2032[5]	5,600	4,405
Ziggo Bond Co. BV 5.125% 2/28/2030[5]	5,000	3,736
Ziggo BV 4.875% 1/15/2030[5]	1,425	1,163
		351,935
Industrials 1.78%
Allison Transmission, Inc. 3.75% 1/30/2031[5]	4,575	3,703
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.181% 9/22/2028[4,8]	8,843	8,796
Boeing Co. 4.875% 5/1/2025	162	159
Boeing Co. 5.15% 5/1/2030	22,866	21,856
Boeing Co. 3.625% 2/1/2031	7,848	6,784
Boeing Co. 3.60% 5/1/2034	6,460	5,230
Boeing Co. 5.705% 5/1/2040	4,000	3,693
Bombardier, Inc. 7.125% 6/15/2026[5]	6,570	6,372
Bombardier, Inc. 7.875% 4/15/2027[5]	3,000	2,930
Bombardier, Inc. 6.00% 2/15/2028[5]	4,180	3,796
Bombardier, Inc. 7.50% 2/1/2029[5]	9,000	8,552
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,591
BWX Technologies, Inc. 4.125% 6/30/2028[5]	4,760	4,213
Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,617
Canadian Pacific Railway Co. 3.10% 12/2/2051	16,554	10,369
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	2,525	2,189
CoreLogic, Inc. 4.50% 5/1/2028[5]	14,000	10,643
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.931% 6/4/2029[4,8]	3,375	2,833
CSX Corp. 2.40% 2/15/2030	2,228	1,856
CSX Corp. 3.80% 4/15/2050	546	395
Lockheed Martin Corp. 5.10% 11/15/2027	8,371	8,328
Lockheed Martin Corp. 5.25% 1/15/2033	13,204	13,053
Lockheed Martin Corp. 5.70% 11/15/2054	6,373	6,364
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	2,929	2,905
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,227
Norfolk Southern Corp. 5.35% 8/1/2054	15,905	14,546
PM General Purchaser, LLC 9.50% 10/1/2028[5]	6,350	5,910
Regal Rexnord Corp. 6.30% 2/15/2030[5]	15,000	14,501
Regal Rexnord Corp. 6.40% 4/15/2033[5]	15,000	14,464
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[5]	5,956	5,950
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[5]	6,860	6,972
Rolls-Royce PLC 5.75% 10/15/2027[5]	10,265	9,915
RTX Corp. 5.375% 2/27/2053	12,191	11,046
American Funds Strategic Bond Fund — Page 18 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
SkyMiles IP, Ltd. 4.50% 10/20/2025[5]	USD3,376	$3,280
SkyMiles IP, Ltd. 4.75% 10/20/2028[5]	2,760	2,624
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.076% 10/20/2027[4,8]	2,550	2,649
Spirit AeroSystems, Inc. 4.60% 6/15/2028	9,000	7,025
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,492	2,539
SRS Distribution, Inc. 4.625% 7/1/2028[5]	3,655	3,162
TK Elevator Holdco GmbH 7.625% 7/15/2028[5]	1,400	1,276
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[5]	2,625	2,409
TransDigm, Inc. 5.50% 11/15/2027	5,000	4,687
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,751
Triumph Group, Inc. 9.00% 3/15/2028[5]	4,754	4,707
Union Pacific Corp. 2.375% 5/20/2031	26,768	21,693
Union Pacific Corp. 2.80% 2/14/2032	9,999	8,258
Union Pacific Corp. 2.95% 3/10/2052	9,118	5,625
United Airlines, Inc. 4.375% 4/15/2026[5]	3,605	3,337
United Airlines, Inc. 4.625% 4/15/2029[5]	2,920	2,513
WESCO Distribution, Inc. 7.125% 6/15/2025[5]	5,835	5,855
WESCO Distribution, Inc. 7.25% 6/15/2028[5]	6,085	6,121
		313,269
Materials 1.61%
Anglo American Capital PLC 5.375% 4/1/2025[5]	919	907
Anglo American Capital PLC 5.625% 4/1/2030[5]	6,000	5,799
Ball Corp. 6.875% 3/15/2028	10,635	10,711
Ball Corp. 2.875% 8/15/2030	14,060	11,159
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	6,439	6,123
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	20,000	19,317
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	5,284	5,062
Braskem Idesa SAPI 7.45% 11/15/2029	13,000	8,115
Braskem Idesa SAPI 6.99% 2/20/2032[5]	13,676	8,236
Braskem Idesa SAPI 6.99% 2/20/2032	3,618	2,179
Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	8,660	8,592
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	7,945	7,327
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	2,767
Celanese US Holdings, LLC 6.35% 11/15/2028	15,754	15,564
Celanese US Holdings, LLC 6.55% 11/15/2030	11,884	11,636
Celanese US Holdings, LLC 6.70% 11/15/2033	9,765	9,512
CVR Partners, LP 6.125% 6/15/2028[5]	5,290	4,760
EIDP, Inc. 4.80% 5/15/2033	6,692	6,245
First Quantum Minerals, Ltd. 6.875% 3/1/2026[5]	800	777
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	6,500	6,245
FXI Holdings, Inc. 12.25% 11/15/2026[5]	13,721	12,524
FXI Holdings, Inc. 12.25% 11/15/2026[5]	8,422	7,738
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	15,800	11,899
LABL, Inc. 9.50% 11/1/2028[5]	4,370	4,485
LYB International Finance III, LLC 4.20% 5/1/2050	2,800	1,975
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,338
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]	12,605	12,175
Mineral Resources, Ltd. 9.25% 10/1/2028[5]	8,230	8,323
Nova Chemicals Corp. 5.25% 6/1/2027[5]	6,050	5,245
Nova Chemicals Corp. 4.25% 5/15/2029[5]	10,000	7,793
Nutrien, Ltd. 5.80% 3/27/2053	4,119	3,793
OCI NV 6.70% 3/16/2033[5]	14,213	13,578
Olin Corp. 5.00% 2/1/2030	4,500	4,002
American Funds Strategic Bond Fund — Page 19 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sasol Financing USA, LLC 8.75% 5/3/2029[5]	USD21,000	$20,212
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	6,472	5,719
Tronox, Inc. 4.625% 3/15/2029[5]	9,435	7,626
		283,458
Consumer staples 1.15%
7-Eleven, Inc. 0.95% 2/10/2026[5]	6,625	5,930
7-Eleven, Inc. 1.30% 2/10/2028[5]	1,890	1,581
7-Eleven, Inc. 1.80% 2/10/2031[5]	12,000	9,106
7-Eleven, Inc. 2.50% 2/10/2041[5]	12,000	7,349
7-Eleven, Inc. 2.80% 2/10/2051[5]	10,835	6,125
Albertsons Companies, Inc. 3.50% 3/15/2029[5]	5,730	4,890
Altria Group, Inc. 5.95% 2/14/2049	4,889	4,397
Altria Group, Inc. 3.70% 2/4/2051	9,080	5,654
BAT Capital Corp. 2.726% 3/25/2031	5,000	3,862
BAT Capital Corp. 4.742% 3/16/2032	15,000	13,228
BAT Capital Corp. 6.421% 8/2/2033	8,939	8,696
BAT Capital Corp. 4.39% 8/15/2037	1,050	804
BAT Capital Corp. 3.734% 9/25/2040	2,640	1,773
BAT Capital Corp. 4.54% 8/15/2047	1,719	1,185
BAT Capital Corp. 4.758% 9/6/2049	941	663
BAT Capital Corp. 5.65% 3/16/2052	4,750	3,808
BAT Capital Corp. 7.081% 8/2/2053	6,946	6,568
Central Garden & Pet Co. 4.125% 4/30/2031[5]	2,365	1,931
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,022
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	5,651
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,407
H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,108
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[5]	5,000	4,319
MARB BondCo PLC 3.95% 1/29/2031[5]	2,821	2,095
Minerva Luxembourg SA 8.875% 9/13/2033[5]	10,745	10,678
NBM US Holdings, Inc. 6.625% 8/6/2029[12]	3,667	3,348
Philip Morris International, Inc. 5.125% 11/17/2027	16,032	15,707
Philip Morris International, Inc. 5.625% 11/17/2029	7,731	7,647
Philip Morris International, Inc. 1.75% 11/1/2030	6,736	5,133
Philip Morris International, Inc. 5.75% 11/17/2032	10,007	9,773
Philip Morris International, Inc. 5.625% 9/7/2033	20,000	19,240
Post Holdings, Inc. 5.50% 12/15/2029[5]	4,000	3,631
Post Holdings, Inc. 4.625% 4/15/2030[5]	4,000	3,430
Post Holdings, Inc. 4.50% 9/15/2031[5]	10,920	9,102
Reynolds American, Inc. 5.85% 8/15/2045	105	87
		202,928
Information technology 1.09%
Analog Devices, Inc. 1.70% 10/1/2028	6,752	5,698
Analog Devices, Inc. 2.10% 10/1/2031	12,879	10,177
BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.931% 2/27/2026[4,8]	8,950	8,950
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[5]	1,059	950
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[5]	1,685	1,488
Broadcom, Inc. 4.75% 4/15/2029	6,000	5,660
Broadcom, Inc. 3.419% 4/15/2033[5]	8,000	6,402
Broadcom, Inc. 3.187% 11/15/2036[5]	5,996	4,307
Broadcom, Inc. 3.50% 2/15/2041[5]	6,686	4,650
CDK Global II, LLC 7.25% 6/15/2029[5]	14,175	13,756
American Funds Strategic Bond Fund — Page 20 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	USD14,175	$12,338
CommScope, Inc. 7.125% 7/1/2028[5]	2,162	1,297
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[4,5,8]	23,886	23,991
Entegris Escrow Corp. 4.75% 4/15/2029[5]	9,885	8,896
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[4,8,12]	2,915	2,915
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[4,8,12]	64	64
NCR Atleos Escrow Corp. 9.50% 4/1/2029[5]	14,074	13,627
Oracle Corp. 3.60% 4/1/2050	5,000	3,237
Oracle Corp. 3.95% 3/25/2051	6,167	4,232
Roper Technologies, Inc. 1.75% 2/15/2031	23,000	17,465
SK hynix, Inc. 1.50% 1/19/2026[5]	5,841	5,250
SK hynix, Inc. 6.375% 1/17/2028[5]	4,820	4,813
SK hynix, Inc. 2.375% 1/19/2031[5]	2,979	2,239
SK hynix, Inc. 6.50% 1/17/2033	3,688	3,608
SK hynix, Inc. 6.50% 1/17/2033[5]	1,312	1,283
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[4,8]	10,938	10,517
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.618% 5/3/2027[4,8]	3,075	3,076
Unisys Corp. 6.875% 11/1/2027[5]	2,675	2,007
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,12]	10,655	9,774
		192,667
Real estate 0.94%
Boston Properties, LP 2.55% 4/1/2032	904	653
Boston Properties, LP 2.45% 10/1/2033	593	405
Boston Properties, LP 6.50% 1/15/2034	19,565	18,669
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]	4,075	3,326
Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,815
Equinix, Inc. 2.625% 11/18/2024	2,226	2,143
Equinix, Inc. 2.90% 11/18/2026	883	811
Equinix, Inc. 2.00% 5/15/2028	4,765	4,024
Equinix, Inc. 3.20% 11/18/2029	798	684
Equinix, Inc. 2.50% 5/15/2031	8,771	6,854
Equinix, Inc. 3.40% 2/15/2052	4,370	2,771
FibraSOMA 4.375% 7/22/2031[5]	7,079	5,296
GLP Capital, LP 4.00% 1/15/2030	2,000	1,699
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	3,900	3,441
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	4,025	3,093
Iron Mountain, Inc. 5.00% 7/15/2028[5]	4,000	3,643
Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,495	2,055
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	1,787
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,300	1,682
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	6,000	5,254
Public Storage Operating Co. 1.85% 5/1/2028	3,147	2,697
Public Storage Operating Co. 2.30% 5/1/2031	1,902	1,520
Public Storage Operating Co. 5.10% 8/1/2033	14,875	14,229
Public Storage Operating Co. 5.35% 8/1/2053	10,690	9,780
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,483
Sun Communities Operating, LP 2.70% 7/15/2031	14,919	11,497
Sun Communities Operating, LP 4.20% 4/15/2032	18,016	15,384
VICI Properties, LP 3.75% 2/15/2027[5]	955	868
VICI Properties, LP 3.875% 2/15/2029[5]	6,800	5,883
American Funds Strategic Bond Fund — Page 21 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 4.125% 8/15/2030[5]	USD7,860	$6,693
VICI Properties, LP 5.125% 5/15/2032	22,827	20,456
XHR, LP 4.875% 6/1/2029[5]	4,350	3,702
		166,297
Total corporate bonds, notes & loans		4,500,763
U.S. Treasury bonds & notes 20.42% U.S. Treasury 16.16%
U.S. Treasury 2.25% 4/30/2024	1,224	1,201
U.S. Treasury 3.25% 8/31/2024	165	162
U.S. Treasury 4.25% 9/30/2024	94	93
U.S. Treasury 4.375% 10/31/2024	2,004	1,982
U.S. Treasury 0.50% 3/31/2025[13]	44,338	41,325
U.S. Treasury 3.875% 4/30/2025	1,978	1,938
U.S. Treasury 4.00% 2/15/2026	6,003	5,876
U.S. Treasury 4.625% 3/15/2026	3,158	3,136
U.S. Treasury 4.125% 6/15/2026	408	401
U.S. Treasury 1.875% 6/30/2026	566	524
U.S. Treasury 4.375% 8/15/2026	3,000	2,963
U.S. Treasury 0.875% 9/30/2026	2,093	1,868
U.S. Treasury 1.625% 9/30/2026	385	351
U.S. Treasury 1.75% 12/31/2026	24,924	22,689
U.S. Treasury 4.125% 10/31/2027	1,908	1,868
U.S. Treasury 3.625% 3/31/2028	6,311	6,052
U.S. Treasury 3.125% 11/15/2028	205	190
U.S. Treasury 1.875% 2/28/2029	47,310	41,096
U.S. Treasury 3.50% 1/31/2030[13]	344,000	322,498
U.S. Treasury 1.375% 11/15/2031	4,248	3,329
U.S. Treasury 1.875% 2/15/2032	247,136	200,760
U.S. Treasury 2.875% 5/15/2032	155,877	136,840
U.S. Treasury 2.75% 8/15/2032	3,174	2,748
U.S. Treasury 4.125% 11/15/2032	17,130	16,524
U.S. Treasury 3.50% 2/15/2033	338,979	311,118
U.S. Treasury 3.875% 8/15/2033	323,617	305,742
U.S. Treasury 4.375% 11/15/2039[13]	209,700	199,540
U.S. Treasury 1.125% 8/15/2040	45,000	25,570
U.S. Treasury 1.875% 2/15/2041	268,000	172,787
U.S. Treasury 2.25% 5/15/2041	98,018	67,222
U.S. Treasury 1.75% 8/15/2041[13]	447,578	278,593
U.S. Treasury 3.00% 5/15/2042	50,082	38,310
U.S. Treasury 3.25% 5/15/2042	36,720	29,251
U.S. Treasury 3.875% 2/15/2043	1,690	1,470
U.S. Treasury 3.875% 5/15/2043	1,002	871
U.S. Treasury 1.375% 8/15/2050	29,660	14,455
U.S. Treasury 1.625% 11/15/2050	66,000	34,559
U.S. Treasury 2.375% 5/15/2051	77,828	49,346
U.S. Treasury 4.00% 11/15/2052	98,268	87,070
U.S. Treasury 3.625% 2/15/2053	15,719	12,985
U.S. Treasury 3.625% 5/15/2053	1,092	904
U.S. Treasury 4.125% 8/15/2053[13]	443,288	402,360
		2,848,567
American Funds Strategic Bond Fund — Page 22 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 4.26%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	USD50,012	$47,903
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[14]	336,065	287,460
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[14]	169,603	147,810
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[14]	3,878	2,281
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[13,14]	393,372	218,735
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[14]	85,666	46,975
		751,164
Total U.S. Treasury bonds & notes		3,599,731
Bonds & notes of governments & government agencies outside the U.S. 7.50%
Angola (Republic of) 9.50% 11/12/2025	5,570	5,469
Angola (Republic of) 8.00% 11/26/2029	6,000	4,953
Argentine Republic 1.00% 7/9/2029	161	45
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[6]	16,951	4,223
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL609,602	110,723
Brazil (Federative Republic of) 6.00% 8/15/2040[14]	55,190	11,196
Brazil (Federative Republic of) 6.00% 8/15/2050[14]	1,016,434	206,101
Brazil (Federative Republic of) 6.00% 5/15/2055[14]	9,081	1,834
Brazil (Federative Republic of) 6.00% 8/15/2060[14]	55,190	11,142
Chile (Republic of) 4.34% 3/7/2042	USD3,565	2,897
Chile (Republic of) 3.10% 1/22/2061	21,959	12,635
Colombia (Republic of) 3.00% 1/30/2030	5,422	4,173
Colombia (Republic of) 3.125% 4/15/2031	3,297	2,448
Colombia (Republic of) 8.00% 4/20/2033	22,365	22,122
Colombia (Republic of) 7.50% 2/2/2034	7,660	7,256
Colombia (Republic of) 5.625% 2/26/2044	200	144
Colombia (Republic of) 5.00% 6/15/2045	7,341	4,836
Colombia (Republic of) 5.20% 5/15/2049	1,279	843
Egypt (Arab Republic of) 8.15% 11/20/2059	24,000	12,482
European Investment Bank 0.625% 10/21/2027	15,310	13,036
Gabonese Republic 7.00% 11/24/2031[5]	10,000	7,462
Ghana (Republic of) 3.35% PIK and 5.00% Cash 2/16/2027[9]	GHS21,135	1,141
Ghana (Republic of) 3.50% PIK and 5.00% Cash 2/15/2028[9]	21,150	1,008
Ghana (Republic of) 3.65% PIK and 5.00% Cash 2/13/2029[9]	20,399	867
Ghana (Republic of) 3.80% PIK and 5.00% Cash 2/12/2030[9]	20,414	784
Ghana (Republic of) 3.95% PIK and 5.00% Cash 2/11/2031[9]	19,353	697
Ghana (Republic of) 4.10% PIK and 5.00% Cash 2/10/2032[9]	19,368	663
Ghana (Republic of) 4.25% PIK and 5.00% Cash 2/8/2033[9]	19,382	639
Ghana (Republic of) 4.40% PIK and 5.00% Cash 2/7/2034[9]	8,628	277
Ghana (Republic of) 4.55% PIK and 5.00% Cash 2/6/2035[9]	8,635	272
Ghana (Republic of) 4.70% PIK and 5.00% Cash 2/5/2036[9]	8,641	269
Ghana (Republic of) 4.85% PIK and 5.00% Cash 2/3/2037[9]	8,647	268
Ghana (Republic of) 5.00% PIK and 5.00% Cash 2/2/2038[9]	8,654	268
Greece (Hellenic Republic of) 3.45% 4/2/2024	EUR1,220	1,290
Greece (Hellenic Republic of) 3.375% 2/15/2025	1,480	1,562
India (Republic of) 7.88% 3/19/2030	INR333,000	4,136
India (Republic of) 7.61% 5/9/2030	367,000	4,506
Inter-American Development Bank 0.625% 7/15/2025	USD13,000	11,993
Israel (State of) 3.75% 2/28/2029	ILS397,220	102,249
Israel (State of) 1.30% 4/30/2032	1,640,870	340,695
Japan, Series 20, 0.10% 3/10/2025[14]	JPY538,000	3,712
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	8,693
Korea Housing Finance Corp. 4.625% 2/24/2028[5]	14,900	14,394
American Funds Strategic Bond Fund — Page 23 of 40

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[5]	USD1,420	$1,261
Mozambique (Republic of) 9.00% 9/15/2031	30,000	23,694
Oman (Sultanate of) 7.00% 1/25/2051[5]	10,000	9,454
OMERS Finance Trust 3.50% 4/19/2032[5]	20,000	17,452
OMERS Finance Trust 4.00% 4/19/2052[5]	20,000	14,601
Panama (Republic of) 3.298% 1/19/2033	7,940	6,217
Panama (Republic of) 6.40% 2/14/2035	8,595	8,350
Panama (Republic of) 6.875% 1/31/2036	10,460	10,507
Panama (Republic of) 6.853% 3/28/2054	8,060	7,508
Panama (Republic of) 4.50% 4/1/2056	1,475	975
Panama (Republic of) 4.50% 1/19/2063	5,850	3,800
Peru (Republic of) 2.392% 1/23/2026	1,365	1,269
Peru (Republic of) 6.15% 8/12/2032	PEN254,420	62,565
Peru (Republic of) 3.00% 1/15/2034	USD7,055	5,456
Peru (Republic of) 2.78% 12/1/2060	17,695	9,469
Philippines (Republic of) 1.648% 6/10/2031	13,830	10,445
Philippines (Republic of) 2.65% 12/10/2045	7,941	4,802
Romania 3.50% 4/3/2034	EUR995	814
Saskatchewan (Province of) 3.25% 6/8/2027	USD8,047	7,594
Sharjah (Emirate of) 6.50% 11/23/2032[5]	8,015	8,006
South Africa (Republic of) 5.875% 4/20/2032	15,000	12,796
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	11,049
Tunisia (Republic of) 6.75% 10/31/2023	30,000	30,789
Ukraine 7.375% 9/25/2034[10]	USD5,370	1,438
United Kingdom 0.125% 8/10/2041[14]	GBP3,167	3,197
United Mexican States 5.00% 4/27/2051	USD3,290	2,539
United Mexican States 6.338% 5/4/2053	6,235	5,690
United Mexican States 3.75% 4/19/2071	13,080	7,491
United Mexican States, Series M20, 10.00% 12/5/2024	MXN1,060,000	60,123
United Mexican States, Series M, 7.50% 6/3/2027	60,000	3,146
United Mexican States, Series M, 8.00% 11/7/2047	496,456	23,455
		1,322,355
Asset-backed obligations 5.58%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.92% 4/15/2034[1,4,5]	USD1,500	1,430
AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 6.957% 4/20/2036[1,4,5]	2,000	2,003
AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 7.457% 4/20/2036[1,4,5]	500	500
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,5]	12	12
ACHV ABS Trust, Series 2023-2PL, Class A, 6.42% 5/20/2030[1,5]	137	137
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,5]	562	562
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,5]	97	97
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	173	174
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]	90	89
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	450	447
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/21/2031[1,4,5]	15,924	15,846
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[1,4,5]	30,950	31,098
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]	352	350
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[1,5]	859	860
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,5]	435	430
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 6/13/2028[1,5]	1,500	1,480
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,5]	2,220	2,180
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,5]	554	540
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[1,5]	880	887
American Funds Strategic Bond Fund — Page 24 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]	USD1,045	$1,025
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15% 9/16/2030[1]	2,621	2,610
American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 7.25% 5/26/2031[1,4,5]	1,000	987
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[1]	7,032	6,559
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.84% 7/18/2029[1]	1,985	1,982
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD CME Term SOFR + 1.402%) 6.747% 7/22/2032[1,4,5]	3,350	3,328
Apex Credit CLO, LLC, Series 2019-2, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.763% 10/25/2032[1,4,5]	1,449	1,438
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.186% 4/26/2036[1,4,5]	800	803
Ares CLO, Ltd., Series 2021-61, Class A, (3-month USD CME Term SOFR + 1.412%) 6.738% 10/20/2034[1,4,5]	1,050	1,042
ARES CLO, Ltd., Series 2018-50, Class D, (3-month USD CME Term SOFR + 3.162%) 8.47% 1/15/2032[1,4,5]	500	483
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,5]	10,000	9,526
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[1,5]	425	404
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,5]	8,000	7,491
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	5,911	5,900
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,5]	1,879	1,856
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,5]	1,780	1,772
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.272%) 6.58% 10/15/2033[1,4,5]	4,400	4,381
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.722% 1/18/2035[1,4,5]	1,500	1,485
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.621% 7/24/2036[1,4,5]	500	501
Ballyrock, Ltd., CLO, Series 2018-1, Class C, (3-month USD CME Term SOFR + 3.412%) 8.738% 4/20/2031[1,4,5]	3,275	3,214
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]	200	197
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	7,500	7,145
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,5]	7,500	7,049
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,5]	4,000	3,534
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	1,302	1,253
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	7,800	6,951
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[1,5]	8,400	7,011
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 7.138% 7/20/2033[1,4,5]	3,500	3,469
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD CME Term SOFR + 3.512%) 8.838% 3/9/2034[1,4,5]	1,000	957
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD CME Term SOFR + 1.982%) 7.327% 4/24/2034[1,4,5]	1,000	983
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[1,4,5]	41,465	41,456
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	1,624	1,359
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 7.788% 10/20/2030[1,4,5]	700	681
Bluemountain CLO, Ltd., Series 2018-2, Class D, (3-month USD CME Term SOFR + 3.412%) 8.776% 8/15/2031[1,4,5]	250	227
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[1,5]	4,500	4,428
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	100	100
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	118	117
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	7,596	6,442
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	2,333	2,120
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	3,854	3,504
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	600	504
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	4,456	3,917
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	17,067	16,624
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	2,905	2,810
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,5]	1,530	1,525
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD CME Term SOFR + 1.402%) 6.71% 1/15/2035[1,4,5]	500	495
American Funds Strategic Bond Fund — Page 25 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	USD504	$504
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	599	600
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,5]	740	648
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,5]	1,374	1,203
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 6.97% 4/17/2030[1,4,5]	500	494
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,5]	93	93
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]	164	162
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,5]	2,500	2,410
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	351	344
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,5]	526	519
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,5]	689	685
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[1,5]	1,000	987
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,5]	1,130	1,106
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,5]	1,013	1,000
CPS Auto Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,5]	622	617
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,5]	2,000	1,923
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]	3,000	2,890
Credit Acceptance Auto Loan Trust, Series 2023-1, Class B, 7.02% 5/16/2033[1,5]	2,000	1,998
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,5]	3,000	3,012
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,5]	212	211
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,5]	245	243
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.246% 10/15/2036[1,4,5]	1,667	1,667
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.796% 10/15/2036[1,4,5]	1,714	1,714
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[1]	4,154	4,098
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,5]	197	196
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,5]	200	198
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	400	393
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,5]	1,125	1,111
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	524	522
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	541	542
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD CME Term SOFR + 1.482%) 6.792% 1/18/2032[1,4,5]	700	700
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 8.426% 4/20/2035[1,4,5]	300	280
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.583% 10/20/2035[1,4,5]	1,800	1,800
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	3,195	2,768
Elmwood CLO II, Ltd., Series 2019-2, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.738% 4/20/2034[1,4,5]	1,800	1,794
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.628% 10/20/2034[1,4,5]	1,000	994
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]	32	32
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,5]	2,946	2,894
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]	358	356
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,5]	3,595	3,540
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	555	549
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	616	612
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	286	284
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	227	226
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[1]	695	695
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	1,422	1,413
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	125	124
Exeter Automobile Receivables Trust, Series 2022-2, Class C, 3.85% 7/17/2028[1]	2,275	2,210
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	1,165	1,111
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[1]	695	696
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	517	507
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[1]	1,498	1,470
American Funds Strategic Bond Fund — Page 26 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	USD430	$442
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	226	226
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	725	721
Exeter Automobile Receivables Trust, Series 2023-4, Class D, 6.95% 12/17/2029[1]	991	993
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,5]	6,737	7,193
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,5]	1,697	1,703
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]	2,028	2,060
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,5]	2,408	2,419
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	414	406
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	10,367	9,410
FirstKey Homes Trust, Series 2021-SFR2, Class F1, 2.908% 9/17/2038[1,5]	1,389	1,184
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	57	57
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	214	213
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	99	98
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	67	66
Flagship Credit Auto Trust, Series 2023-3, Class E, 9.74% 6/17/2030[1,5]	671	671
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[1,5]	2,467	2,450
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]	1,505	1,485
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,5]	2,918	2,858
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[1,5]	2,666	2,653
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	4,028	3,411
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	229	186
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 12/21/2026[1,5]	2,000	1,765
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 12/21/2026[1,5]	6,000	5,148
Gilbert Park CLO, Ltd., Series 2017-1, Class A, (3-month USD CME Term SOFR + 1.452%) 6.76% 10/15/2030[1,4,5]	480	480
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	1,559	1,434
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	3,038	2,709
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,5]	834	749
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	989	986
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	122	122
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	110	109
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,5]	1,900	1,892
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	82	82
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	69	69
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]	615	608
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.642% 1/18/2031[1,4,5]	4,460	4,455
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.083% 1/25/2031[1,4,5]	950	948
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.103% 10/25/2034[1,4,5]	3,420	3,382
Greywolf CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.29%) 6.642% 4/26/2031[1,4,5]	300	298
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.868% 4/15/2034[1,4,5]	500	488
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 8.209% 7/20/2036[1,4,5]	1,500	1,508
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.488% 1/20/2031[1,4,5]	400	390
Hayfin Kingsland XI, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.712%) 8.038% 10/20/2034[1,4,5]	295	286
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	20,116	20,116
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	3,660	3,470
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	2,336	2,215
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,5]	3,493	3,259
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,5]	2,200	2,183
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	10,573	9,291
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	3,950	3,468
American Funds Strategic Bond Fund — Page 27 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	USD2,477	$2,159
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]	6,036	5,219
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,5]	1,806	1,783
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,5]	490	488
Hertz Vehicle Financing, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	3,950	3,930
Hertz Vehicle Financing, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,5]	275	274
Hertz Vehicle Financing, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,5]	853	849
Hertz Vehicle Financing, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,5]	1,342	1,345
Hertz Vehicle Financing, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	14,209	12,307
Hertz Vehicle Financing, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,5]	10,701	9,736
Hertz Vehicle Financing, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,5]	315	311
Hertz Vehicle Financing, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	2,669	2,678
Hertz Vehicle Financing, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,5]	1,312	1,330
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.631% 2/5/2031[1,4,5]	902	900
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.273% 7/14/2031[1,4,5]	500	493
Jamestown CLO, Ltd., Series 2019-14, Class A2R, (3-month USD CME Term SOFR + 2.012%) 7.338% 10/20/2034[1,4,5]	1,700	1,694
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.926% 7/20/2031[1,4,5]	12,200	12,254
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	332	331
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	550	546
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	28,181	28,114
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	1,575	1,562
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	510	500
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	586	585
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,127	1,101
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	493	492
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	1,771	1,760
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	219	220
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	334	333
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	1,712	1,675
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.738% 1/20/2035[1,4,5]	1,700	1,680
Marathon CLO, Ltd., Series 2017-10, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.626% 11/15/2029[1,4,12]	203	202
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 8.207% 1/22/2035[1,4,5]	435	426
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.957% 7/23/2032[1,4,5]	1,600	1,559
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.338% 4/20/2033[1,4,5]	1,721	1,655
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.982% 11/16/2034[1,4,5]	1,000	944
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.02% 7/15/2029[1,4,5]	4,000	3,986
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.06% 4/18/2034[1,4,5]	1,500	1,508
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.61% 4/18/2034[1,4,5]	500	504
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]	34,067	33,721
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,5]	400	394
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,5]	2,400	2,355
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,12]	16,102	16,076
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,12]	2,605	2,601
American Funds Strategic Bond Fund — Page 28 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7,12]	USD8,615	$8,691
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,7,12]	12,000	12,186
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7,12]	5,000	5,063
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,5]	1,639	1,626
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,5]	7,000	6,960
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,5]	5,000	5,000
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,5]	5,000	5,000
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]	732	611
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	5,976	5,208
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,5]	4,072	3,340
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	68	61
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,5]	5,313	4,176
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,5]	11,333	8,916
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.732% 10/19/2031[1,4,5]	500	496
Neuberger Berman CLO, Ltd., Series 2015-20A, Class ARR, (3-month USD CME Term SOFR + 1.422%) 6.73% 7/15/2034[1,4,5]	1,000	995
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	42,939	37,085
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[1,4,5]	250	253
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.717% 4/22/2030[1,4,5]	2,600	2,585
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.79% 10/15/2034[1,4,5]	750	741
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.688% 7/20/2031[1,4,5]	5,100	5,088
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.543% 4/10/2033[1,4,5]	3,500	3,484
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.597% 7/16/2036[1,4,5]	500	509
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]	3,712	3,576
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]	4,316	4,133
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,5]	1,350	1,276
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,5]	1,350	1,255
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,5]	1,122	1,113
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	3,866	3,532
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	6,202	5,642
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,5]	3,500	3,279
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.638% 10/25/2036[1,4,5]	1,400	1,401
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.538% 10/25/2036[1,4,5]	1,703	1,703
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.361% 4/15/2030[1,4,5]	1,225	1,219
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 9.862% 7/20/2031[1,4,5]	1,297	1,302
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 7.178% 2/14/2034[1,4,5]	1,000	977
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	7,728	7,496
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.463% 8/16/2027[1,4,5]	961	964
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	561	554
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	627	623
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.01% 4/20/2036[1,4,5]	3,000	3,013
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.36% 4/20/2036[1,4,5]	214	217
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 10.51% 4/20/2036[1,4,5]	500	506
Pikes Peake CLO, Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.412%) 8.757% 7/24/2031[1,4,5]	325	309
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.926% 1/20/2031[1,4,5]	4,200	4,206
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,5]	1,366	1,338
American Funds Strategic Bond Fund — Page 29 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.684% 7/25/2051[1,4,5]	USD863	$855
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.727% 7/24/2032[1,4,5]	1,950	1,939
Rad CLO, Ltd., Series 2019-6A, Class A1, (3-month USD CME Term SOFR + 1.642%) 6.968% 1/20/2033[1,4,5]	250	250
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.406% 7/20/2036[1,4,5]	870	867
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	325	326
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.67% 10/15/2032[1,4,5]	1,500	1,493
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.738% 1/20/2035[1,4,5]	800	794
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	10,525	10,358
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]	7,757	7,465
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD CME Term SOFR + 2.062%) 7.388% 10/20/2031[1,4,5]	1,265	1,261
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 6.618% 4/20/2031[1,4,5]	323	321
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 6.69% 4/15/2036[1,4,5]	1,500	1,490
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[1,5]	1,862	1,859
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]	6,626	6,624
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[1]	13,970	13,610
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	3,288	3,226
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	6,685	6,662
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]	1,098	1,077
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	184	183
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	1,550	1,515
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	3,626	3,609
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	1,263	1,242
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	679	673
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	4,522	4,397
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	1,072	1,045
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	484	483
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	887	867
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	531	524
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	7,605	7,670
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	114	114
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	203	201
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	117	116
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD CME Term SOFR + 1.862%) 7.163% 4/13/2031[1,4,5]	2,000	1,972
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052[1,5]	455	441
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[1,4,5]	307	308
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	2,582	2,317
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	2,582	2,317
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]	5,001	4,559
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,5]	5,000	4,660
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,5]	5,000	4,820
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]	3,000	2,946
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,525	5,605
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	2,599	2,333
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	11,777	9,543
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041[1,5]	17,737	12,847
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	651	591
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,5]	5,986	5,077
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 7.676% 7/20/2030[1,4,5]	18,570	18,653
American Funds Strategic Bond Fund — Page 30 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.376% 10/20/2031[1,4,5]	USD3,500	$3,513
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	2,994	2,743
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[1,4,5]	1,500	1,504
Sycamore Tree CLO, Ltd., Series 2023-3, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.12% 4/20/2035[1,4,5]	750	758
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	12,743	12,732
TCW CLO, Ltd., Series 2019-1, Class ASNR, (3-month USD CME Term SOFR + 1.482%) 6.853% 8/16/2034[1,4,5]	1,000	988
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,5]	2,696	2,525
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,5]	2,539	2,237
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[1,5]	2,339	1,956
TIAA CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 2.412%) 7.738% 1/20/2032[1,4,5]	750	736
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 8.87% 7/15/2034[1,4,5]	1,000	964
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	243	241
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[1]	94	93
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.793% 4/25/2034[1,4,5]	900	829
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,4,5]	500	504
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	1,028	882
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	3,698	3,225
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 7.988% 7/20/2032[1,4,5]	1,500	1,432
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.04% 10/20/2034[1,4,5]	20,000	20,000
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	1,280	1,247
Vibrant CLO, Ltd., Series 2017-7, Class B, (3-month USD CME Term SOFR + 2.662%) 7.988% 9/15/2030[1,4,5]	730	721
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 4.935% 4/15/2036[1,4,5]	1,000	1,012
Wellfleet CLO, Ltd., Series 2018-2, Class A1, (3-month USD CME Term SOFR + 1.462%) 6.788% 10/20/2031[1,4,5]	330	329
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]	214	213
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	810	807
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,5]	3,125	3,053
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]	2,110	2,103
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,5]	1,606	1,600
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]	99	98
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	212	209
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	412	407
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	1,308	1,304
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	483	480
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,5]	1,207	1,199
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,5]	6,972	6,941
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	269	266
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.851% 4/25/2036[1,4,5]	750	759
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.571% 4/25/2036[1,4,5]	500	501
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	199	198
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	159	157
		984,586
Municipals 1.30% California 0.20%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,391
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	4,719
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,664
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,758
American Funds Strategic Bond Fund — Page 31 of 40

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Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	USD6,450	$5,196
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	13,452
		36,180
Florida 0.15%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	15,075	13,999
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	11,956
		25,955
Illinois 0.18%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	539
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,373
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	877
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[5]	1,780	1,871
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	17,158
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	103
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026	6,385	6,001
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	13,690	2,329
		31,251
New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,043
Ohio 0.23%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	48,270	40,149
Puerto Rico 0.15%
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	1,275	1,289
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,298
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,286
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,263
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,029
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	897
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	744
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	969
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	967
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	186	180
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,473	871
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043[4]	5,407	2,811
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	50,777	13,153
		26,757
American Funds Strategic Bond Fund — Page 32 of 40

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Texas 0.07%	Principal amount (000)	Value (000)
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[5]	USD12,500	$12,165
Washington 0.15%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[5]	26,000	25,750
Wisconsin 0.17%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,900	19,522
		30,897
Total municipals		230,147
Federal agency bonds & notes 0.10%
Fannie Mae 0.875% 8/5/2030[13]	19,166	14,833
Federal Farm Credit Banks 1.75% 2/14/2025	3,107	2,970
		17,803
Total bonds, notes & other debt instruments (cost: $18,935,640,000)		17,007,522
Common stocks 0.07% Information technology 0.07%	Shares
Diebold Nixdorf, Inc.[15]	634,882	12,025
Consumer discretionary 0.00%
NMG Parent, LLC[15]	1,149	126
MYT Holding Co., Class B15	130,350	98
		224
Total common stocks (cost: $30,232,000)		12,249
Preferred securities 0.00% Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[15]	224,416	146
Total preferred securities (cost: $201,000)		146
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[15]	4,602	44
Total rights & warrants (cost: $28,000)		44
American Funds Strategic Bond Fund — Page 33 of 40

unaudited
Short-term securities 28.97% Money market investments 28.97%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[16,17]	51,072,590	$5,106,748
Total short-term securities (cost: $5,106,989,000)		5,106,748
Total investment securities 125.50% (cost: $24,073,090,000)		22,126,709
Other assets less liabilities (25.50)%		(4,495,380)
Net assets 100.00%		$17,631,329
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
30 Day Federal Funds Futures	Short	5,249	11/1/2023	USD(2,070,732)	$(1,843)
30 Day Federal Funds Futures	Short	75,108	12/1/2023	(29,616,828)	(1,687)
3 Month SOFR Futures	Long	17,237	3/20/2024	4,074,396	(1,414)
2 Year U.S. Treasury Note Futures	Long	81,708	1/4/2024	16,563,105	(47,255)
5 Year Euro-Bobl Futures	Short	5,613	12/11/2023	(686,900)	9,305
5 Year U.S. Treasury Note Futures	Long	78,166	1/4/2024	8,235,521	(68,480)
10 Year Italy Government Bond Futures	Short	2,837	12/11/2023	(329,126)	16,236
10 Year Euro-Bund Futures	Short	4,388	12/11/2023	(596,788)	8,997
10 Year Japanese Government Bond Futures	Short	582	12/20/2023	(564,552)	3,857
10 Year Ultra U.S. Treasury Note Futures	Short	10,068	12/29/2023	(1,123,211)	33,889
10 Year U.S. Treasury Note Futures	Short	12,247	12/29/2023	(1,323,441)	22,831
20 Year U.S. Treasury Bond Futures	Short	23	12/29/2023	(2,617)	142
30 Year Euro-Buxl Futures	Long	198	12/11/2023	25,614	(2,238)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,864	12/29/2023	(221,234)	18,470
					$(9,190)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	360,949	MXN	6,271,738	Morgan Stanley	10/16/2023	$2,121
EUR	164,725	USD	176,785	Goldman Sachs	10/16/2023	(2,505)
USD	4,370	SGD	5,945	JPMorgan Chase	10/18/2023	17
USD	2,908	SEK	32,500	JPMorgan Chase	10/18/2023	(69)
JPY	1,831,000	EUR	11,636	Standard Chartered Bank	10/20/2023	(15)
JPY	24,294,000	USD	165,174	JPMorgan Chase	10/20/2023	(1,998)
USD	8,671	INR	720,000	Citibank	10/23/2023	20
CLP	74,789,700	USD	83,547	Morgan Stanley	10/24/2023	461
USD	23,569	BRL	117,230	Citibank	10/24/2023	333
USD	6,996	KRW	9,269,600	JPMorgan Chase	10/24/2023	133
COP	816,915,000	USD	203,314	Citibank	10/24/2023	(4,608)
JPY	52,836,526	USD	358,912	HSBC Bank	10/25/2023	(3,691)
USD	62,855	EUR	59,240	JPMorgan Chase	10/27/2023	148
USD	47,576	ZAR	906,875	Citibank	11/6/2023	(157)
American Funds Strategic Bond Fund — Page 34 of 40

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
EUR	5,908	MXN	110,000	JPMorgan Chase	11/7/2023	$(12)
USD	458,075	MXN	8,043,204	Morgan Stanley	11/8/2023	(254)
						$(10,076)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
5.018%	Annual	SOFR	Annual	10/2/2025	USD1,439,800	$1,219	$—	$1,219
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(40,580)	—	(40,580)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(40,648)	—	(40,648)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	107	(3)	110
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	USD44,000	3,866	—	3,866
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	4,508	—	4,508
3.18%	Annual	SOFR	Annual	4/17/2030	USD166,100	(10,613)	—	(10,613)
3.275%	Annual	SOFR	Annual	4/18/2030	166,100	(9,728)	—	(9,728)
3.353%	Annual	SOFR	Annual	4/19/2030	166,100	(9,002)	—	(9,002)
3.342%	Annual	SOFR	Annual	4/19/2030	166,100	(9,104)	—	(9,104)
3.344%	Annual	SOFR	Annual	4/20/2030	166,200	(9,100)	—	(9,100)
3.128%	Annual	SOFR	Annual	4/28/2030	166,200	(11,146)	—	(11,146)
3.285%	Annual	SOFR	Annual	5/1/2030	166,200	(9,676)	—	(9,676)
3.259%	Annual	SOFR	Annual	5/1/2030	166,300	(9,927)	—	(9,927)
3.186%	Annual	SOFR	Annual	5/9/2030	166,300	(10,636)	—	(10,636)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(10,366)	—	(10,366)
3.29%	Annual	SOFR	Annual	5/19/2030	199,300	(11,609)	—	(11,609)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	33,510	—	33,510
28-day MXN-TIIE	28-day	8.188%	28-day	1/27/2031	MXN647,600	2,563	—	2,563
28-day MXN-TIIE	28-day	8.3425%	28-day	1/27/2031	122,650	428	—	428
SOFR	Annual	3.10%	Annual	6/20/2033	USD90,300	8,330	—	8,330
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	1,415	—	1,415
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	(4,345)	—	(4,345)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,836	—	6,836
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	3,159	—	3,159
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,823	—	2,823
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	9,214	—	9,214
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	43,991	—	43,991
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	43,829	—	43,829
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	23,287	—	23,287
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(18,387)	—	(18,387)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(18,615)	—	(18,615)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(22,174)	—	(22,174)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	20,404	—	20,404
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	20,283	—	20,283
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	9,308	—	9,308
SOFR	Annual	3.044%	Annual	4/18/2053	52,700	8,774	—	8,774
American Funds Strategic Bond Fund — Page 35 of 40

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.0875%	Annual	4/19/2053	USD52,600	$8,370	$—	$8,370
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	8,212	—	8,212
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	8,353	—	8,353
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	9,659	—	9,659
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	17,327	—	17,327
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	8,470	—	8,470
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	8,168	—	8,168
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	9,317	—	9,317
						$70,074	$(3)	$70,077
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD1,889,524	$(22,442)	$(26,322)	$3,880
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	2,686,607	(21,017)	(23,437)	2,420
					$(43,459)	$(49,759)	$6,300
Investments in affiliates17

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 28.97%
Money market investments 28.97%
Capital Group Central Cash Fund 5.44%[16]	$1,602,581	$10,546,687	$7,042,232	$209	$(497)	$5,106,748	$168,594
Restricted securities12

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	$16,101	$16,076	.09%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,7]	12/6/2022	12,000	12,186.07
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7]	12/6/2022	8,615	8,691.05
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7]	12/6/2022	4,999	5,063.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	2,605	2,601.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	10,262	9,774.06
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	9,000	8,923.05
American Funds Strategic Bond Fund — Page 36 of 40

unaudited
Restricted securities12 (continued)

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	9/17/2020	$3,842	$3,348	.02%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[4,8]	9/13/2023	2,857	2,915.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[4,8]	9/13/2023	58	64	.00 [18]
Marathon CLO, Ltd., Series 2017-10, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.626% 11/15/2029[1,4]	8/18/2023	201	202	.00 [18]
Total		$70,540	$69,843	.40%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Purchased on a TBA basis.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,193,765,000, which represented 18.11% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $72,270,000, which represented .41% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $69,843,000, which represented .40% of the net assets of the fund.

[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $495,055,000, which represented 2.81% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 9/30/2023.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Strategic Bond Fund — Page 37 of 40

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $39,839,891,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,884,585,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $9,994,960,000 and $4,693,705,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Strategic Bond Fund — Page 38 of 40

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,280,256	$71,881	$6,352,137
Corporate bonds, notes & loans	—	4,482,066	18,697	4,500,763
U.S. Treasury bonds & notes	—	3,599,731	—	3,599,731
Bonds & notes of governments & government agencies outside the U.S.	—	1,322,355	—	1,322,355
Asset-backed obligations	—	919,853	64,733	984,586
Municipals	—	230,147	—	230,147
Federal agency bonds & notes	—	17,803	—	17,803
Common stocks	—	12,249	—	12,249
Preferred securities	—	146	—	146
Rights & warrants	—	44	—	44
Short-term securities	5,106,748	—	—	5,106,748
Total	$5,106,748	$16,864,650	$155,311	$22,126,709

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$113,727	$—	$—	$113,727
Unrealized appreciation on open forward currency contracts	—	3,233	—	3,233
Unrealized appreciation on centrally cleared interest rate swaps	—	325,733	—	325,733
Unrealized appreciation on centrally cleared credit default swaps	—	6,300	—	6,300
Liabilities:
Unrealized depreciation on futures contracts	(122,917)	—	—	(122,917)
Unrealized depreciation on open forward currency contracts	—	(13,309)	—	(13,309)
Unrealized depreciation on centrally cleared interest rate swaps	—	(255,656)	—	(255,656)
Total	$(9,190)	$66,301	$—	$57,111
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 39 of 40

unaudited

Key to abbreviations
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CMO = Collateralized Mortgage Obligations
COP = Colombian pesos
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds

GHS = Ghanaian credi
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Part. = Participation
PEN = Peruvian nuevos soles
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-112-1123O-S96409
American Funds Strategic Bond Fund — Page 40 of 40